COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating expenses
Total	$ 6,358,291	$ 6,633,161	$ 6,394,542
Promotions related with credit cards [member]
Other operating expenses
Total	510,582	651,017	651,859
Turnover tax [member]
Other operating expenses
Total	3,749,503	4,311,436	3,459,409
Fair value on initial recognition of loans [member]
Other operating expenses
Total	200,899	594,275	656,807
Contributions made to deposit insurance system [member]
Other operating expenses
Total	243,959	237,870	207,594
Other operating expenses [member]
Other operating expenses
Total	$ 1,653,348	$ 838,563	$ 1,418,873